Annual Total Returns- Inverse Russell 2000 Strategy Fund (Class A Class C and Institutional Class) [BarChart] - Class A Class C and Institutional Class - Inverse Russell 2000 Strategy Fund - Class C	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(8.83%)	(18.46%)	(31.43%)	(9.63%)	(0.64%)	(21.67%)	(14.19%)	10.41%	(20.84%)	(31.59%)